REVENUE	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about revenues [Abstract]
REVENUE [Text Block]

18. REVENUE

During the year ended December 31, 2025, the Company earned license revenue of $315,497 (2024 - $666,667) from a company controlled by the former COO. As at December 31, 2025, the Company has deferred revenue of $nil (2024 - $315,497). A breakdown of the revenue is presented below:

	2025 $	2024 $

Major goods/service lines
Software license	315,497	666,667
Timing of revenue recognition
Software license transferred over time	315,497	666,667